SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 96.4%
	Alabama — 3.8%
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.25% due 1/1/2054 (put 10/1/2030)	$ 9,000,000	$ 9,502,884
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), 5.50% due 11/1/2053 (put 1/1/2031)	10,000,000	10,713,080
	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group),
[a]	Series A, 5.50% due 1/1/2053 (put 12/1/2029)	6,000,000	6,376,764
[a]	Series B, 4.00% due 12/1/2051 (put 12/1/2031)	1,220,000	1,187,538
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2032	6,000,000	6,346,452
	Alaska — 0.1%
	State of Alaska International Airports System AMT, Series C, 5.00% due 10/1/2029	750,000	807,247
	Arizona — 0.9%
	Arizona (Scottsdale Lincoln Hospitals) HFA, Series A, 5.00% due 12/1/2031	2,500,000	2,542,435
	Arizona Board of Regents (University of Arizona SPEED), 5.00% due 8/1/2029	1,000,000	1,020,129
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), Series A, 5.00% due 1/1/2037	2,000,000	2,151,110
	Salt Verde Financial Corp. (Gas Supply Acquisition; Guaranty: Citigroup Global Markets), 5.25% due 12/1/2028	770,000	802,780
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	1,750,000	1,559,222
	Arkansas — 0.4%
	Board of Trustees of the University of Arkansas (Fayetteville Campus), Series A, 5.00% due 11/1/2032 - 11/1/2034 (pre-refunded 11/1/2024)	2,655,000	2,717,971
	County of Pulaski (Arkansas Children’s Hospital), 5.00% due 3/1/2042 - 3/1/2043	1,000,000	1,069,292
	California — 5.4%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.25% due 12/1/2027 - 12/1/2029	3,650,000	3,682,547
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	2,815,000	2,816,216
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2032 - 8/15/2033	950,000	987,269
	California Infrastructure and Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,500,000	1,501,414
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM) (Green Bond), 4.00% due 5/15/2041	500,000	473,732
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, Series A2, 3.70% due 11/1/2042 (put 7/17/2023)	4,000,000	4,000,000
[b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT ETM, Series A, 3.875% due 8/1/2023 (put 5/1/2023)	4,000,000	3,999,792
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 2.50% due 11/1/2038 (put 5/1/2024)	2,000,000	1,975,742
	City of Los Angeles Department of Airports AMT,
	Series A, 4.75% due 5/15/2040	1,500,000	1,514,049
	Series C, 5.00% due 5/15/2033	2,000,000	2,218,290
	Series D, 5.00% due 5/15/2041	4,000,000	4,067,160
	City of San Mateo (City of San Mateo Community Facilities District No. 2008-1) (Insured: BAM), 5.25% due 9/1/2040	5,000,000	5,391,540
	Delano Financing Authority (City of Delano Police Station and Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	1,965,000	1,966,818
	Franklin-McKinley School District (Insured: Natl-Re) GO, 5.25% due 8/1/2027	1,000,000	1,093,123
	Fresno (Educational Facilities and Improvements; Insured: Natl-Re) USD GO, Series A, 6.00% due 8/1/2026	785,000	816,548
	Jurupa Public Financing Authority (Eastvale Community Services; Insured: AGM), Series A, 5.50% due 9/1/2025 - 9/1/2027	2,530,000	2,539,273
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series B, 6.125% due 11/1/2029	2,225,000	2,381,438
	North City West School Facilities Financing Authority (Carmel Valley Schools; Insured: AGM), Series A, 5.00% due 9/1/2024	1,080,000	1,081,349
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2032 - 8/1/2034 (pre-refunded 8/1/2025)	3,000,000	3,132,186
	Redwood City Redevelopment Successor Agency (Redevelopment Area A-2; Insured: AMBAC), Series 2A, Zero Coupon due 7/15/2023	2,065,000	2,063,059
	Saratoga Union School District (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 9/1/2023	900,000	895,827
	Colorado — 1.1%
	Colorado (CommonSpirit Health Obligated Group) HFA, 5.00% due 11/1/2041	1,500,000	1,575,529
	Colorado School of Mines (Insured: AGM) (Green Bond), Series A, 5.00% due 12/1/2039 - 12/1/2043	1,310,000	1,408,990
	Denver City & County Housing Authority (Three Towers Rehabilitation; Insured: AGM) AMT, 5.20% due 11/1/2027	1,335,000	1,335,953
	State of Colorado COP, Series A, 5.00% due 9/1/2029 - 9/1/2032	5,205,000	5,688,955
	Connecticut — 2.4%
	City of Hartford (Various Public Improvements; Insured: AGM) GO, Series A, 5.00% due 7/1/2031	1,700,000	1,763,865
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	1,000,000	1,056,646
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	13,629,461
	Series C, 5.00% due 6/15/2028 - 6/15/2029	1,890,000	2,076,891
	Series E, 5.00% due 9/15/2033	2,650,000	2,934,422
	District of Columbia — 1.6%
	Metropolitan Washington Airports Authority (Dulles Toll Road Revenue; Insured: AGC), Series B, Zero Coupon due 10/1/2023 - 10/1/2024	9,890,000	9,630,210
	Washington Convention & Sports Authority, Series A, 5.00% due 10/1/2028	1,105,000	1,190,730
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2032 - 7/1/2037	3,325,000	3,521,339
	Florida — 6.9%
	City of Lakeland (Electric Power System Smart Grid Project), 5.25% due 10/1/2036	2,770,000	3,376,505
	City of Lakeland (Electric Power System Smart Grid Project; Insured: AGM), 5.25% due 10/1/2027	3,680,000	4,014,214
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 5.00% due 11/1/2032 - 11/1/2037	3,430,000	3,614,167

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	County of Broward (Airport System Improvements) AMT, 5.00% due 10/1/2034 - 10/1/2035	$ 3,700,000	$ 3,871,347
	County of Broward Airport System Revenue AMT, Series P-1, 5.00% due 10/1/2023	1,000,000	1,000,025
	County of Broward Port Facilities Revenue AMT,
	5.00% due 9/1/2037 - 9/1/2041	2,050,000	2,177,053
	Series B, 4.00% due 9/1/2039	1,500,000	1,448,054
	County of Manatee (Public Utilities System Improvements), 5.00% due 10/1/2027 - 10/1/2033	5,710,000	5,899,049
	County of Miami-Dade (Miami International Airport), Series B, 5.00% due 10/1/2028 - 10/1/2031	5,335,000	5,456,231
	County of Miami-Dade Aviation Revenue AMT,
	Series A, 5.00% due 10/1/2035	3,000,000	3,024,816
	Series B, 5.00% due 10/1/2040	2,500,000	2,568,860
	County of Miami-Dade Seaport Department AMT, Series A, 5.00% due 10/1/2041 - 10/1/2042	3,050,000	3,235,937
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2035 - 8/1/2037	3,405,000	3,587,495
	Miami-Dade County Educational Facilities Authority (University of Miami; Insured: AMBAC), Series B, 5.25% due 4/1/2024	1,000,000	1,011,434
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	1,000,000	1,000,730
	Orange County Convention Center (Tourist Development), Series A, 5.00% due 10/1/2031	2,000,000	2,111,598
	Palm Beach County (Boca Raton Regional Hospital) HFA, 5.00% due 12/1/2025 (pre-refunded 12/1/2024)	500,000	511,454
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2040 - 11/1/2041	715,000	718,166
	Palm Beach County Housing Finance Authority (Collateralized: FNMA), 4.85% due 6/1/2041	1,350,000	1,367,711
	Palm Beach County School District COP, Series C, 5.00% due 8/1/2028	595,000	654,295
	School Board of Miami-Dade County COP, Series A, 5.00% due 5/1/2030	3,250,000	3,345,573
	School District of Broward County (Educational Facilities and Equipment) COP, Series B, 5.00% due 7/1/2032	2,000,000	2,074,886
	School District of Manatee County (School Facilities Improvement; Insured: AGM), 5.00% due 10/1/2032	2,250,000	2,395,856
	Sunshine State Governmental Finance Commission (Miami-Dade County Program), Series B-1, 5.00% due 9/1/2028 (pre-refunded 9/1/2023)	3,500,000	3,508,480
	Georgia — 2.2%
	Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons LLC), 5.00% due 6/15/2024 - 6/15/2028	2,320,000	2,323,203
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2036 - 5/15/2038	10,535,000	10,760,374
[a]	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada), Series A, 4.00% due 7/1/2052 (put 9/1/2027)	2,000,000	1,992,422
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2034 - 1/1/2038	4,370,000	4,692,877
	Guam — 0.1%
	Guam Waterworks Authority (Water and Wastewater System), 5.25% due 7/1/2024	1,000,000	1,000,605
	Hawaii — 0.2%
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2034	2,000,000	2,162,936
	Illinois — 16.2%
	Chicago Board of Education Dedicated Capital Improvement Tax, 5.50% due 4/1/2042 - 4/1/2043	2,375,000	2,535,954
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2029 - 1/1/2030	1,765,000	1,851,353
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034 - 1/1/2035	9,100,000	9,703,673
	Chicago Park District (Capital Improvement Plan) GO,
	Series B, 5.00% due 1/1/2025	1,000,000	1,006,772
	Series D, 5.00% due 1/1/2028	3,450,000	3,473,940
	Chicago Park District GO,
	Series A,
	5.00% due 1/1/2027 - 1/1/2029	1,355,000	1,364,405
	5.00% due 1/1/2027 - 1/1/2029 (pre-refunded 1/1/2024)	2,585,000	2,606,908
	Series B,
	5.00% due 1/1/2030	1,215,000	1,223,538
	5.00% due 1/1/2030 (pre-refunded 1/1/2024)	2,285,000	2,304,365
	City of Chicago (Chicago O’Hare International Airport) AMT, Series A, 5.00% due 1/1/2028	1,475,000	1,496,118
	City of Chicago (Midway Airport),
	Series B,
	5.00% due 1/1/2032 - 1/1/2033	9,805,000	9,884,369
	5.25% due 1/1/2034	4,700,000	4,706,509
	City of Chicago (Midway Airport) AMT, Series A, 5.00% due 1/1/2034	1,365,000	1,372,731
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2033	500,000	510,471
	City of Chicago (Wastewater Transmission System; Insured: AGM-CR), Series B, 5.00% due 1/1/2034	1,375,000	1,437,010
	City of Chicago (Water System), Series A-1, 5.00% due 11/1/2024	1,000,000	1,016,125
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2036 - 11/1/2037	5,500,000	5,826,726
	City of Chicago (Water System; Insured: BHAC-CR AMBAC), 5.75% due 11/1/2030	1,230,000	1,337,536
	City of Chicago GO,
	Series A,
	5.625% due 1/1/2031	1,585,000	1,692,419
	6.00% due 1/1/2038	7,500,000	8,001,660
	City of Chicago Wastewater Transmission Revenue,
	Series C,
	5.00% due 1/1/2028 - 1/1/2029	3,880,000	3,956,198

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	5.00% due 1/1/2028 - 1/1/2029 (pre-refunded 1/1/2025)	$ 3,985,000	$ 4,092,651
	City of Joliet (Rock Run Crossing Project; Insured: BAM) GO, 5.50% due 12/15/2042	2,750,000	3,099,140
	County of Cook Sales Tax Revenue,
	5.00% due 11/15/2038	435,000	454,764
	Series A, 5.00% due 11/15/2036 - 11/15/2038	2,160,000	2,332,146
	Illinois Finance Authority (Ascension Health Credit Group),
	Series C,
	4.00% due 2/15/2033	800,000	814,764
	5.00% due 2/15/2041	1,000,000	1,033,119
	Illinois Finance Authority (Carle Foundation Obligated Group), Series A, 5.00% due 8/15/2034	1,700,000	1,899,000
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2033	1,000,000	1,026,090
	Illinois Finance Authority (Silver Cross Hospital and Medical Centers), Series C, 5.00% due 8/15/2024	1,000,000	1,015,165
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	5,550,000	5,732,917
	Monroe and St. Clair Counties (Community Unit School District No. 5; Insured: BAM) GO, 5.00% due 4/15/2027 - 4/15/2031	6,285,000	6,622,528
	Regional Transportation Authority (Insured: AGM), Series A, 5.75% due 6/1/2034	1,100,000	1,333,924
	Sales Tax Securitization Corp.,
	Series A,
	4.00% due 1/1/2038	2,000,000	1,921,882
	5.00% due 1/1/2029 - 1/1/2040	3,500,000	3,703,214
	Sales Tax Securitization Corp. (Insured: BAM-TCRS), Series B, 5.00% due 1/1/2038	3,075,000	3,201,687
	Southern Illinois University (Insured: BAM), Series A, 5.00% due 4/1/2037 - 4/1/2042	2,040,000	2,192,630
	State of Illinois GO,
	5.00% due 2/1/2039	670,000	671,970
	Series A, 5.00% due 12/1/2034 - 5/1/2040	11,810,000	12,626,512
	Series B, 5.25% due 5/1/2043	2,500,000	2,679,687
	Series D, 5.00% due 11/1/2027 - 11/1/2028	4,250,000	4,537,339
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2030 - 6/15/2031	9,280,000	9,857,847
	State of Illinois Sales Tax Revenue (Insured: BAM-Natl-Re), Series B, 5.00% due 6/15/2032	2,885,000	3,067,084
	Tazewell County School District (Insured: Natl-Re) GO Partial ETM, 9.00% due 12/1/2024	1,205,000	1,295,833
	Will County School District No. 114 Manhattan (Insured: BAM) GO,
	5.25% due 1/1/2040 - 1/1/2041	1,000,000	1,102,358
	5.50% due 1/1/2043	2,000,000	2,233,048
	Indiana — 3.2%
	Brownsburg 1999 School Building Corp. (Brownsburg Community School Corp.; Insured: State Intercept), 5.00% due 1/15/2042	1,000,000	1,090,545
[a]	City of Whiting (BP Products North America, Inc.; Guaranty : BP plc) AMT, 5.00% due 11/1/2047 (put 11/1/2024)	250,000	253,070
	Indiana (Ascension Health Credit Group) HFFA, Series A-1, 5.00% due 11/15/2034 - 11/15/2036	8,325,000	8,614,974
	Indiana Finance Authority (CWA Authority, Inc.), Series A, 5.00% due 10/1/2035	500,000	574,260
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	8,000,000	7,912,264
	Indiana Finance Authority (Reid Hospital & Health Care Services, Inc. Obligated Group; Insured: AGM), 5.00% due 1/1/2041 - 1/1/2042	2,000,000	2,140,287
	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT,
[a]	Series A, 4.00% due 3/1/2038 (put 8/1/2028)	1,500,000	1,501,272
[a]	Series B, 4.00% due 5/1/2043 (put 8/1/2028)	2,500,000	2,478,145
	Indiana Municipal Power Agency, Series C, 5.00% due 1/1/2036	1,000,000	1,054,244
	IPS Multi-School Building Corp. (Indianapolis Board of School Commissioners; Insured: State Intercept), 5.50% due 7/15/2042	1,000,000	1,127,247
	Mount Vernon of Hancock County Multi-School Building Corp. (Insured: State Intercept), 5.50% due 1/15/2042	1,000,000	1,120,734
	Noblesville Redevelopment Authority, 5.50% due 7/15/2041	1,000,000	1,111,488
	Iowa — 1.2%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (put 12/1/2042)	1,000,000	1,024,707
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,136,171
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	5,350,000	5,441,373
	Kentucky — 2.3%
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	5,000,000	5,176,615
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
[a]	Series A, 4.00% due 4/1/2048 (put 4/1/2024)	6,500,000	6,492,954
[a]	Series C, 4.00% due 2/1/2050 (put 2/1/2028)	2,000,000	1,971,512
	Kentucky State Property & Building Commission,
	Series A,
	4.00% due 11/1/2035	1,000,000	1,017,969
	5.25% due 6/1/2039	3,000,000	3,363,504
	Louisville/Jefferson County Metropolitan Government (Norton Suburban Hospital and Kosair Children’s Hospital), Series A, 5.25% due 10/1/2026	2,320,000	2,325,638
	Louisiana — 1.6%
	East Baton Rouge Sewerage Commission, Series B, 5.00% due 2/1/2030 - 2/1/2032 (pre-refunded 2/1/2025)	6,825,000	7,020,415
	Jefferson Sales Tax District (Insured: AGM), Series B, 5.00% due 12/1/2034	1,000,000	1,073,079
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series A, 5.00% due 5/15/2035 - 5/15/2037	1,925,000	2,033,575

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2023 (Unaudited)

ISSUER-DESCRIPTION	Principal Amount	VALUE
Parish of Lafourche (Roads, Highways and Bridges), 5.00% due 1/1/2024 - 1/1/2025	$ 3,685,000	$ 3,756,860
Massachusetts — 1.6%
Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2036	1,750,000	1,806,917
Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,370,000	9,360,816
Massachusetts (Simmons College) DFA, Series J, 5.50% due 10/1/2025 - 10/1/2028	1,790,000	1,794,708
Massachusetts Bay Transportation Authority Assessment Revenue (Transportation Capital Program), Series A, 5.25% due 7/1/2030	1,000,000	1,168,843
Michigan — 2.3%
Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2031	1,010,000	1,033,167
County of Genesee (Water Supply System; Insured: BAM) GO,
5.00% due 11/1/2024 - 11/1/2030	3,360,000	3,363,964
5.125% due 11/1/2032	750,000	750,982
5.25% due 11/1/2026 - 11/1/2028	2,920,000	2,923,949
Detroit City School District (School Building & Site Improvement; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2026	3,150,000	3,341,025
Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,192,673
Kalamazoo Hospital Finance Authority (Bronson Healthcare), Series A, 5.25% due 5/15/2026	110,000	110,057
Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2036	2,000,000	2,241,020
Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	1,000,000	1,001,188
Michigan State Housing Development Authority, Series B, 2.95% due 12/1/2039	5,000,000	4,301,985
Mississippi — 0.6%
Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.25% due 10/1/2037 - 10/1/2038	5,250,000	5,635,676
Nebraska — 0.1%
Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 9/1/2031	1,000,000	1,054,554
Nevada — 0.1%
Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2032	730,000	761,043
New Hampshire — 0.2%
New Hampshire Municipal Bond Bank (Insured: State Intercept), Series C, 5.00% due 8/15/2026 (pre-refunded 8/15/2023)	1,860,000	1,863,469
New Jersey — 4.7%
Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re) GO, 5.50% due 10/1/2024	2,500,000	2,569,250
New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.25% due 11/1/2042	4,000,000	4,403,336
New Jersey (School Facilities Construction) EDA, 5.00% due 6/15/2035 - 6/15/2038	4,515,000	4,882,824
New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series N-1, 5.50% due 9/1/2026	3,000,000	3,193,134
New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,700,000	1,848,119
New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2027 - 7/1/2028 (pre-refunded 1/1/2024)	185,000	186,568
New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2027 - 7/1/2028	2,815,000	2,836,955
New Jersey Transportation Trust Fund Authority,
Series A, 5.00% due 12/15/2032 - 12/15/2035	5,300,000	5,688,001
Series AA,
5.00% due 6/15/2035 - 6/15/2040	1,800,000	1,958,359
5.25% due 6/15/2043	1,600,000	1,700,080
Series BB-1 5.00% due 6/15/2034	2,000,000	2,159,326
New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
Series A, 5.00% due 6/15/2031	1,000,000	1,050,977
Series A-1, 5.00% due 6/15/2024	1,000,000	1,014,264
New Jersey Transportation Trust Fund Authority (Transportation Program Bonds),
Series AA, 5.00% due 6/15/2038	3,500,000	3,715,565
Series CC, 5.00% due 6/15/2042	3,750,000	4,058,029
New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034	500,000	537,699
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2036 - 8/1/2037	1,955,000	2,085,586
Village of Los Ranchos de Albuquerque (Albuquerque Academy), 4.00% due 9/1/2040	825,000	801,930
New York — 7.1%
Build NYC Resource Corp. (Kipp NYC Public Charter Schools), 5.00% due 7/1/2042	2,300,000	2,341,582
City of Long Beach (Insured: BAM) GO, Series B, 5.25% due 7/15/2042	1,000,000	1,065,422
City of New York (City Budget Financial Management) GO,
Series G, 5.00% due 8/1/2027	4,530,000	4,575,214
Series J, 5.00% due 8/1/2030 - 8/1/2031	9,000,000	9,172,739
City of New York GO,
Series A, 5.00% due 8/1/2039	1,000,000	1,085,131
Series D, 5.25% due 5/1/2040 - 5/1/2041	2,500,000	2,836,248
Erie County (City of Buffalo School District) (State Aid Withholding) IDA, Series A, 5.00% due 5/1/2027	5,000,000	5,007,695
Metropolitan Transportation Authority,
Series D, 5.00% due 11/15/2030 - 11/15/2035	8,295,000	8,675,572
Series D-1, 5.00% due 11/15/2031	2,285,000	2,353,957

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Metropolitan Transportation Authority (Green Bond),
	Series A1, 5.00% due 11/15/2035 - 11/15/2036	$ 1,820,000	$ 1,885,604
	Series A2, 5.00% due 11/15/2025	600,000	614,335
	New York City Housing Development Corp. (CSA Preservation Partners LLC), Series A, 4.45% due 8/1/2043	1,500,000	1,490,842
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A2, 5.00% due 5/1/2039	1,000,000	1,086,882
	Series A-3 4.00% due 8/1/2042	2,500,000	2,514,652
	Series F1, 5.00% due 2/1/2037	200,000	227,730
	New York State Dormitory Authority (Cornell University) (Green Bond), Series D, 5.00% due 7/1/2036	500,000	598,702
	New York State Dormitory Authority (Insured: BAM), Series A, 5.00% due 10/1/2042	5,000,000	5,431,545
	New York State Thruway Authority, Series N-1, 5.00% due 1/1/2035	250,000	279,221
	New York State Thruway Authority (State of New York Personal Income Tax Revenue), 5.00% due 3/15/2041	1,500,000	1,677,559
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2042	2,500,000	2,786,195
	Port Authority of New York & New Jersey AMT,
	Series 186, 5.00% due 10/15/2037	3,000,000	3,055,101
	Series 223, 5.00% due 7/15/2033	750,000	829,526
	State of New York Mortgage Agency (Insured: SONYMA) AMT,
	Series 248, 4.05% due 10/1/2031	2,035,000	2,012,908
[c]	Series 253, 4.70% due 10/1/2038	1,000,000	1,001,424
	Triborough Bridge & Tunnel Authority, Series D, 5.00% due 11/15/2033	250,000	286,721
	Western Nassau County Water Authority (Green Bond), Series A, 4.00% due 4/1/2040 - 4/1/2041	475,000	477,842
	Yonkers (New Community School Project) (State Aid Withholding) IDA, 4.00% due 5/1/2041	250,000	248,197
	North Carolina — 0.9%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,192,448
	Greater Asheville Regional Airport Authority (Insured: AGM) AMT, 5.25% due 7/1/2042 - 7/1/2043	1,450,000	1,573,205
	North Carolina Medical Care Commission (Plantation Village Obligated Group), Series A, 4.00% due 1/1/2041	1,020,000	813,706
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2030 (pre-refunded 6/1/2025)	3,000,000	3,105,864
	Ohio — 3.5%
	Cincinnati City School District (School Improvement Project) COP, 5.00% due 12/15/2031 (pre-refunded 12/15/2024)	3,075,000	3,153,419
	City of Cleveland (Bridges and Roadways), Series A-2, 5.00% due 10/1/2028 - 10/1/2029 (pre-refunded 10/1/2023)	2,520,000	2,529,886
	City of Cleveland (Public Facilities Improvements), Series A-1, 5.00% due 11/15/2027 - 11/15/2030 (pre-refunded 11/15/2023)	5,185,000	5,216,125
	City of Cleveland (Various Municipal Capital Improvements) GO, 5.00% due 12/1/2024	1,000,000	1,001,240
	City of Cleveland GO, 5.00% due 12/1/2026	15,000	15,019
	City of Cleveland Income Tax Revenue, Series A, 5.00% due 10/1/2033 - 10/1/2035	1,450,000	1,575,890
	Cleveland-Cuyahoga County Port Authority (County Administration Offices), 5.00% due 7/1/2025	1,780,000	1,839,578
	County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2035 - 1/1/2039	1,900,000	2,043,357
	County of Hamilton (Cincinnati Children’s Hospital Medical Center), 5.00% due 5/15/2028 - 5/15/2031	8,085,000	8,186,440
	Greene County Vocational School District (School Facilities Construction and Improvement) GO, 5.00% due 12/1/2033	770,000	852,696
	Northeast Ohio Medical University (Insured: BAM),
	5.00% due 12/1/2038 - 12/1/2041	2,420,000	2,613,532
	Series B, 4.00% due 12/1/2042	1,310,000	1,238,534
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2037	840,000	897,086
	Oklahoma — 0.9%
	Clinton Public Works Authority, 5.00% due 10/1/2039	3,335,000	3,564,315
	Oklahoma County Finance Authority (Oklahoma County ISD No. 4 Choctaw-Nicoma Park), 4.00% due 9/1/2038	5,000,000	4,868,185
	Oregon — 0.2%
[a]	County of Gilliam (Guaranty: Waste Management, Inc.) AMT, 3.95% due 7/1/2038 (put 5/1/2024)	1,500,000	1,522,074
	Pennsylvania — 8.8%
	City of Philadelphia (Pennsylvania Gas Works),
	Series 13, 5.00% due 8/1/2032 - 8/1/2034	2,300,000	2,369,991
	Series 14, 5.00% due 10/1/2034	500,000	521,767
	City of Philadelphia (Philadelphia Gas Works), Series 15, 5.00% due 8/1/2036 - 8/1/2042	7,985,000	8,275,697
	City of Philadelphia Airport Revenue (Insured: AGM) AMT, 4.00% due 7/1/2038 - 7/1/2041	3,410,000	3,247,451
	City of Philadelphia Airport Revenue AMT,
	Series B, 5.00% due 7/1/2030 - 7/1/2037	3,175,000	3,294,791
	Series C, 5.00% due 7/1/2032	1,380,000	1,473,993
	City of Pittsburgh (Capital Projects) GO, 5.00% due 9/1/2035 - 9/1/2036	1,215,000	1,296,008
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	3,000,000	3,118,152
	Lancaster County Hospital Authority (Penn State Health Obligated Group), 5.00% due 11/1/2041	2,000,000	2,094,810
	Lancaster County Solid Waste Management Authority (Acquisition of Susquehanna Resource Management Facility), Series A, 5.25% due 12/15/2030 (pre-refunded 12/15/2023)	3,000,000	3,026,529
	Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	3,490,000	3,632,420
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	1,000,000	994,958
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.50% due 6/30/2043	6,000,000	6,523,992

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Pennsylvania (UPMC Obligated Group) EDFA, Series A, 5.00% due 2/15/2036	$ 1,000,000	$ 1,113,088
	Pennsylvania State Public School Building Authority (Philadelphia School District; Insured: AGM) (State Aid Withholding), Series B, 5.00% due 6/1/2027	5,000,000	5,367,405
	Pennsylvania Turnpike Commission (Highway Improvements), Series A-1, 5.00% due 12/1/2035 - 12/1/2036	1,750,000	1,869,702
	Philadelphia Authority for Industrial Development (Thomas Jefferson University), Series A, 5.00% due 9/1/2032 - 9/1/2034	5,000,000	5,240,927
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2032 - 4/1/2036	11,125,000	11,789,180
	Pittsburgh Water & Sewer Authority (Water and Sewer System; Insured: AGM),
	Series A, 5.00% due 9/1/2030 - 9/1/2031	8,740,000	8,775,834
	Series B, 5.00% due 9/1/2031 (pre-refunded 9/1/2023)	3,665,000	3,674,705
	School District of Philadelphia (State Aid Witholding) GO, Series A, 4.00% due 9/1/2041	1,000,000	950,319
	Rhode Island — 0.4%
	State of Rhode Island and Providence Plantations (Training School Project) COP, Series B, 5.00% due 10/1/2024	3,595,000	3,607,518
	South Carolina — 0.4%
	City of Myrtle Beach (Municipal Sports Complex), Series B, 5.00% due 6/1/2028 - 6/1/2030	2,000,000	2,033,827
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	2,000,000	1,970,854
	South Dakota — 0.2%
	South Dakota Health and Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2028 - 11/1/2029	1,800,000	1,854,675
	Tennessee — 1.8%
	Memphis-Shelby County Airport Authority AMT, Series A, 5.00% due 7/1/2026 - 7/1/2033	2,320,000	2,480,010
	Metropolitan Government of Nashville and Davidson County (Green Projects), Series B, 5.00% due 7/1/2036	2,000,000	2,144,292
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2027 - 5/1/2035	3,560,000	3,754,716
	Tennessee Energy Acquisition Corp. (The Gas Project; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.25% due 9/1/2023	7,000,000	7,006,937
[c]	Tennessee Housing Development Agency, Series 2A 4.45% due 7/1/2043	1,000,000	998,892
	Texas — 9.0%
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2035 - 11/15/2038	2,500,000	2,702,533
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025 - 2/15/2034	9,720,000	10,013,192
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2028	1,000,000	1,010,850
	City of Galveston (Galveston Island Convention Center; Insured: AGM), Series B, 5.00% due 9/1/2024	1,115,000	1,116,015
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	1,175,000	1,235,200
	City of Houston Airport System Revenue AMT,
	Series A,
	4.00% due 7/1/2041	1,310,000	1,252,725
	5.00% due 7/1/2033 - 7/1/2041	2,500,000	2,648,124
[c]	5.25% due 7/1/2042	1,000,000	1,088,050
	City of McAllen (International Toll Bridge Revenue; Insured: AGM), Series A, 5.00% due 3/1/2028 - 3/1/2032	6,120,000	6,420,695
	City of McKinney Waterworks & Sewer System Revenue, 5.00% due 3/15/2041 - 3/15/2042	900,000	989,700
	City of New Braunfels Utility System Revenue, 5.00% due 7/1/2042	1,750,000	1,951,805
	City of San Antonio (Airport System Capital Improvements) AMT, 5.00% due 7/1/2024 - 7/1/2025	3,225,000	3,227,639
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2040	2,000,000	2,199,694
	City of San Antonio (Water System), Series A, 5.00% due 5/15/2034 - 5/15/2037	1,575,000	1,669,937
[c]	Corpus Christi (Insured: PSF-GTD) ISD GO, 4.00% due 8/15/2043	1,500,000	1,472,597
	County of Bexar GO, 4.00% due 6/15/2036	1,000,000	1,014,033
	Crosby (Insured: PSF-GTD) ISD GO, 4.00% due 2/15/2042	1,000,000	1,006,530
	Dallas Area Rapid Transit, Series A, 5.00% due 12/1/2036 (pre-refunded 12/1/2025)	3,000,000	3,135,786
	Greater Texas Cultural Education Facilities Finance Corp. (County of Fort Bend), Series A, 5.00% due 3/1/2034	1,185,000	1,319,874
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System),
	5.00% due 7/1/2040	5,000,000	5,153,360
	Series A, 5.00% due 12/1/2028	3,000,000	3,066,228
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2029	2,100,000	2,293,933
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	Series A,
	5.00% due 5/15/2039	500,000	538,754
	5.25% due 5/15/2042	1,410,000	1,560,722
	Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2029 - 11/1/2030	4,040,000	4,449,119
[a]	Mission Economic Development Corp. (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.25% due 6/1/2048 (put 6/3/2024)	1,100,000	1,100,348
	Newark Higher Education Finance Corp. (Hughen Center, Inc.; Insured: PSF-GTD), Series A, 5.00% due 8/15/2042	600,000	648,051
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2037	1,750,000	1,828,426
	Stephen F Austin State University (Financing System), Series A, 5.00% due 10/15/2030 - 10/15/2033	1,265,000	1,388,349
	Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group), Series B, 5.00% due 7/1/2036	1,185,000	1,254,773
	Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), 5.00% due 10/1/2040	3,520,000	3,792,775
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2029	1,000,000	1,033,763
	Texas State Technical College (Insured: AGM), Series A, 5.50% due 8/1/2042	2,000,000	2,264,678
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2024 - 8/15/2034	5,250,000	5,324,827
	Utah — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Utah Telecommunication Open Infrastructure Agency, 5.50% due 6/1/2040	$ 500,000	$ 569,027
	Virginia — 0.4%
[a]	Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) AMT, 3.50% due 11/1/2052 (put 11/1/2023)	4,000,000	3,998,732
	Washington — 2.2%
	Clark County Public Utility District No. 1, 5.00% due 1/1/2040 - 1/1/2041	1,000,000	1,086,292
	King County Public Hospital District No. 2 (EvergreenHealth Medical Center) GO, 5.00% due 12/1/2029 - 12/1/2030 (pre-refunded 12/1/2024)	3,530,000	3,607,629
	State of Washington (Acquisition and Improvements of Real and Personal Property) COP, Series A, 5.00% due 7/1/2030	4,415,000	4,793,489
	State of Washington (Various Purposes) GO, Series C, 5.00% due 2/1/2036 - 2/1/2037	7,425,000	8,145,802
	State of Washington GO, Series 2021A, 5.00% due 6/1/2040	2,225,000	2,437,258
	Wisconsin — 1.0%
	Public Finance Authority (National Senior Community Obligated Group), 4.00% due 1/1/2042	1,375,000	1,227,362
	Racine (Insured: AGM) USD GO, 5.00% due 4/1/2039 - 4/1/2042	3,850,000	4,193,991
	WPPI Energy, Series A, 5.00% due 7/1/2029 - 7/1/2036	2,980,000	3,244,216
	Total Long-Term Municipal Bonds — 96.4% (Cost $856,488,640)		865,580,107
	Short-Term Municipal Bonds — 3.1%
	Florida — 0.1%
[a,b]	JPMorgan Chase Putters/Drivers Trust (LOC JP Morgan Chase Bank NA), Series 5032 3.80% due 12/15/2034 (put 7/3/2023)	700,000	700,000
	Kentucky — 0.6%
[a]	County of Meade (Nucor Corp.) AMT, Series A-1, 4.73% due 8/1/2061 (put 7/3/2023)	5,100,000	5,100,000
	New York — 1.3%
[a]	Metropolitan Transportation Authority (LOC Barclays Bank plc), Series E 1, 3.75% due 11/15/2050 (put 7/3/2023)	3,000,000	3,000,000
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA), 3.60% due 6/15/2044 (put 7/3/2023)	8,500,000	8,500,000
	Texas — 1.0%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 4.30% due 4/1/2040 (put 7/3/2023)	9,400,000	9,400,000
	Utah — 0.1%
[a]	City of Murray (Intermountain Healthcare Obligated Group; SPA JP Morgan Chase Bank NA), Series B 3.65% due 5/15/2037 (put 7/3/2023)	980,000	980,000
	Total Short-Term Municipal Bonds — 3.1% (Cost $27,680,000)		27,680,000
	Total Investments — 99.5% (Cost $884,168,640)		$893,260,107
	Other Assets Less Liabilities — 0.5%		4,667,699
	Net Assets — 100.0%		$897,927,806

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2023.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate value of these securities in the Fund’s portfolio was $8,699,792, representing 0.97% of the Fund’s net assets.
c	When-issued security.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2023 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FNMA	Collateralized by Federal National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
ISD	Independent School District
LOC	Letter of Credit
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
TCRS	Transferable Custodial Receipts
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.